Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 70% Portfolio

March 31, 2021

VF70-QTLY-0521
1.847120.114

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 79.6%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	1,132,540	$9,671,890
Fidelity Contrafund (a)	1,964,436	33,002,524
Fidelity Emerging Asia Fund (a)	93,943	6,400,321
Fidelity Emerging Markets Discovery Fund (a)	392,302	6,837,816
Fidelity Emerging Markets Fund (a)	512,524	23,847,732
Fidelity Equity-Income Fund (a)	862,634	57,770,601
Fidelity Europe Fund (a)	354,956	15,561,250
Fidelity Global Commodity Stock Fund (a)	2,273,989	34,246,280
Fidelity Gold Portfolio (a)	332,587	8,607,364
Fidelity International Capital Appreciation Fund (a)	1,210,119	33,447,700
Fidelity International Discovery Fund (a)	633,921	34,745,224
Fidelity International Enhanced Index Fund (a)	2,743,753	29,605,096
Fidelity International Small Cap Fund (a)	553,520	18,199,727
Fidelity International Small Cap Opportunities Fund (a)	726,649	17,824,693
Fidelity International Value Fund (a)	2,589,728	23,514,731
Fidelity Japan Fund (a)	1,073,816	21,637,402
Fidelity Japan Smaller Companies Fund (a)	859,019	15,204,636
Fidelity Large Cap Value Enhanced Index Fund (a)	2,143,300	34,014,163
Fidelity Low-Priced Stock Fund (a)	1,273,503	70,488,386
Fidelity Overseas Fund (a)	2,511,092	151,820,649
Fidelity Pacific Basin Fund (a)	358,198	15,954,131
Fidelity Real Estate Investment Portfolio (a)	472,718	20,076,320
Fidelity Stock Selector All Cap Fund (a)	12,598,372	760,563,693
Fidelity U.S. Low Volatility Equity Fund (a)	4,054,702	44,439,537
Fidelity Value Discovery Fund (a)	830,709	29,639,692
TOTAL EQUITY FUNDS
(Cost $1,148,655,879)		1,517,121,558

Fixed-Income Funds - 20.0%
Fidelity High Income Fund (a)	2,354,381	20,365,397
Fidelity Inflation-Protected Bond Index Fund (a)	6,055,611	65,824,487
Fidelity Long-Term Treasury Bond Index Fund (a)	3,627,883	49,847,111
Fidelity New Markets Income Fund (a)	1,010,387	14,458,635
Fidelity U.S. Bond Index Fund (a)	19,281,700	230,609,126
TOTAL FIXED-INCOME FUNDS
(Cost $363,936,357)		381,104,756

Money Market Funds - 0.1%
Fidelity Cash Central Fund 0.06% (b)
(Cost $1,566,844)	1,566,530	1,566,844
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.09% 4/1/21 to 6/24/21 (c)
(Cost $7,269,677)	7,270,000	7,269,846
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,521,428,757)		1,907,063,004
NET OTHER ASSETS (LIABILITIES) - 0.0%		(757,985)
NET ASSETS - 100%		$1,906,305,019

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	65	June 2021	$7,124,000	$(39,201)	$(39,201)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	241	June 2021	15,936,125	(132,607)	(132,607)
					(171,808)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	515	June 2021	102,160,550	(889,194)	(889,194)
TOTAL FUTURES CONTRACTS					$(1,061,002)

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

The notional amount of futures sold as a percentage of Net Assets is 5.4%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,269,846.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$812
Total	$812

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$2,771,627	$6,514,503	$--	$--	$--	$385,760	$9,671,890
Fidelity Contrafund	29,547,831	4,645,911	1,136,472	787,032	(25,359)	(29,387)	33,002,524
Fidelity Emerging Asia Fund	6,939,423	411,398	1,011,416	--	113,555	(52,639)	6,400,321
Fidelity Emerging Markets Discovery Fund	7,079,226	475,954	998,675	--	93,490	187,821	6,837,816
Fidelity Emerging Markets Fund	25,128,337	1,758,731	3,671,288	--	792,670	(160,718)	23,847,732
Fidelity Equity-Income Fund	52,452,406	2,851,068	1,476,521	849,338	25,002	3,918,646	57,770,601
Fidelity Europe Fund	15,405,687	230,548	607,255	--	52,001	480,269	15,561,250
Fidelity Global Commodity Stock Fund	24,098,218	7,126,687	306,605	--	3,380	3,324,600	34,246,280
Fidelity Gold Portfolio	16,918,576	213,671	6,458,761	--	611,303	(2,677,425)	8,607,364
Fidelity High Income Fund	20,220,136	538,533	184,825	208,683	(395)	(208,052)	20,365,397
Fidelity Inflation-Protected Bond Index Fund	62,165,391	5,082,274	472,377	2,220	(1,555)	(949,246)	65,824,487
Fidelity International Capital Appreciation Fund	34,336,173	517,171	1,372,207	--	167,966	(201,403)	33,447,700
Fidelity International Discovery Fund	34,482,157	517,171	1,383,573	--	74,774	1,054,695	34,745,224
Fidelity International Enhanced Index Fund	28,849,917	460,175	1,158,385	--	77,467	1,375,922	29,605,096
Fidelity International Small Cap Fund	17,363,245	258,860	691,475	--	84,117	1,184,980	18,199,727
Fidelity International Small Cap Opportunities Fund	17,638,017	267,400	--	--	--	(80,724)	17,824,693
Fidelity International Value Fund	22,459,327	345,522	897,180	--	52,380	1,554,682	23,514,731
Fidelity Japan Fund	24,807,052	522,167	3,885,396	--	998,552	(804,973)	21,637,402
Fidelity Japan Smaller Companies Fund	17,811,632	--	2,563,690	--	159,414	(202,720)	15,204,636
Fidelity Large Cap Value Enhanced Index Fund	29,380,991	1,090,707	272,555	--	1,577	3,813,443	34,014,163
Fidelity Long-Term Treasury Bond Index Fund	20,477,412	35,518,956	366,275	213,172	(17,392)	(5,765,590)	49,847,111
Fidelity Low-Priced Stock Fund	60,301,675	2,361,965	625,181	--	(17,556)	8,467,483	70,488,386
Fidelity New Markets Income Fund	14,949,343	454,877	157,641	171,851	(987)	(786,957)	14,458,635
Fidelity Overseas Fund	152,832,428	2,417,910	6,053,833	--	482,415	2,141,729	151,820,649
Fidelity Pacific Basin Fund	16,109,840	230,547	658,365	--	45,166	226,943	15,954,131
Fidelity Real Estate Investment Portfolio	2,349,980	16,874,466	54,871	471	654	906,091	20,076,320
Fidelity Stock Selector All Cap Fund	734,822,564	9,558,286	29,029,474	--	1,085,905	44,126,412	760,563,693
Fidelity U.S. Bond Index Fund	253,066,745	4,720,320	17,520,558	1,119,285	638,719	(10,296,100)	230,609,126
Fidelity U.S. Low Volatility Equity Fund	43,235,549	633,416	359,050	--	(1,129)	930,751	44,439,537
Fidelity Value Discovery Fund	26,011,877	1,017,723	272,556	--	1,407	2,881,241	29,639,692
	1,814,012,782	107,616,917	83,646,460	3,352,052	5,497,541	54,745,534	1,898,226,314

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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